ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 247	$ 1,133
Less: allowances for credit losses	0	(976)	$ (965)	$ (960)
Accounts receivable, net	247	157
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	204	106
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 43	$ 1,027